SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			6*bfvnug
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			6-30-2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	August 16, 2010
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		62

Form 13F Information Table Value Total: 		176,334
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 6/30/10

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Airgas Inc.
COM
009363102
4,009
27,050
SH

SHARES-DEFINED

27,050
Airgas Inc.
COM
009363902
1,773
28,500
SH
CALL
SHARES-DEFINED

28,500
Airgas Inc.
COM
009363952
3,477
55,900
SH
PUT
SHARES-DEFINED

55,900
Alcon Inc.
COM SHS
H01301102
4,009
27,050
SH

SHARES-DEFINED

27,050
Alcon Inc.
COM SHS
H01301902
4,638
31,300
SH
CALL
SHARES-DEFINED

31,300
American Eagle Outfitters Inc.
COM
02553E106
1,368
116,400
SH

SHARES-DEFINED

116,400
Anadarko Petroleum Corp.
COM
32511107
512
14,200
SH

SHARES-DEFINED

14,200
Anadarko Petroleum Corp.
COM
32511957
512
14,200
SH
PUT
SHARES-DEFINED

14,200
ArvinMeritor, Inc.
COM
043353101
392
29,900
SH

SHARES-DEFINED

29,900
Bank of America Corp.
COM
060505104
2,387
166,100
SH

SHARES-DEFINED

166,100
Bank of America Corp.
COM
060505104
5,985
416,500
SH
CALL
SHARES-DEFINED

416,500
Becton, Dickinson Co.
COM
075887109
1,887
27,900
SH

SHARES-DEFINED

27,900
Best Buy Inc.
COM
086516101
3,163
93,400
SH

SHARES-DEFINED

93,400
Blockbuster Inc.
CL B
093679207
93
372,200
SH

SHARES-DEFINED

372,200
BP Plc.
SPONSORED ADR
055622104
985
34,100
SH

SHARES-DEFINED

34,100
BP Plc.
SPONSORED ADR
055622954
985
34,100
SH
PUT
SHARES-DEFINED

34,100
Casey's General Stores Inc.
COM
147528103
1,658
47,500
SH

SHARES-DEFINED

47,500
Children's Place
COM
168905107
2,954
67,100
SH

SHARES-DEFINED

67,100
Compass Minerals International Inc.
COM
20451N101
5,369
76,400
SH

SHARES-DEFINED

76,400
Corning Inc.
COM
219350102
1,933
119,700
SH

SHARES-DEFINED

119,700
Covidien Ltd.
SHS
G2554F105
5,898
146,800
SH

SHARES-DEFINED

146,800
CVS Caremark Corp.
COM
126650100
11,276
384,600
SH

SHARES-DEFINED

384,600
Dana Holding Corporation
COM
235825205
1,893
189,300
SH

SHARES-DEFINED

189,300
FLIR Systems, Inc.
COM
302445101
1,594
54,800
SH

SHARES-DEFINED

54,800
Flowserve Corp.
COM
34354P105
5,595
65,975
SH

SHARES-DEFINED

65,975
Fox Chase Bancorp Inc.
COM
35137P106
1,915
200,100
SH

SHARES-DEFINED

200,100
Freeport McMoran Copper
COM
35671D857
2,389
40,400
SH
CALL
SHARES-DEFINED

40,400
Frontline Ltd.
SHS
G3682E127
208
7,300
SH

SHARES-DEFINED

7,300
Globe Specialty Metals Inc
COM
37954N206
1,423
137,800
SH

SHARES-DEFINED

137,800
Golar LNG Ltd.
SHS
G9456A100
13,624
1,380,300
SH

SHARES-DEFINED

1,380,300
Hewlett-Packard Co.
COM
428236103
5,499
127,050
SH

SHARES-DEFINED

127,050
International Business Machines
COM
459200101
3,081
24,950
SH

SHARES-DEFINED

24,950
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
2,985
38,500
SH

SHARES-DEFINED

38,500
iShares Russell 2000
RUSSELL 2000
464287655
10,078
164,900
SH
PUT
SHARES-DEFINED

164,900
J Crew Group Inc.
COM
46612H402
1,520
41,300
SH

SHARES-DEFINED

41,300
J. P. Morgan Chase & Co.
COM
46625H100
2,277
62,200
SH

SHARES-DEFINED

62,200
J. P. Morgan Chase & Co.
COM
46625H100
1,831
50,000
SH
CALL
SHARES-DEFINED

50,000
Kraft Foods
CL A
50075N104
3,766
134,500
SH

SHARES-DEFINED

134,500
Lear Corp.
COM NEW
521865204
2,257
34,100
SH

SHARES-DEFINED

34,100
McDonald's Corporation
COM
580135101
2,879
43,700
SH

SHARES-DEFINED

43,700
Murphy Oil Corp.
COM
626717102
1,452
29,300
SH

SHARES-DEFINED

29,300
Navios Maritime Holdings Inc.
COM
MHY621961033
1,341
287,100
SH

SHARES-DEFINED

287,100
Nisource Inc
COM
65473P105
545
37,600
SH

SHARES-DEFINED

37,600
Philip Morris International
COM
718172109
2,659
58,000
SH

SHARES-DEFINED

58,000
Phoenix Companies Inc.
COM
71902E109
459
217,400
SH

SHARES-DEFINED

217,400
Regions Financial Corp.
COM
7591EP100
263
40,000
SH

SHARES-DEFINED

40,000
Saks Incorporated
COM
79377W108
590
77,700
SH

SHARES-DEFINED

77,700
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,957
37,800
SH

SHARES-DEFINED

37,800
St. Jude Medical Inc.
COM
790849103
1,292
35,800
SH

SHARES-DEFINED

35,800
Stanley Black & Decker Inc.
COM
854502101
2,162
42,800
SH

SHARES-DEFINED

42,800
Sybase Inc.
COM
871130100
7,087
109,600
SH
CALL
SHARES-DEFINED

109,600
Target Corporation
COM
87612E106
1,524
31,000
SH

SHARES-DEFINED

31,000
Thompson Creek Metals Company Inc.
COM
884768102
2,725
313,955
SH

SHARES-DEFINED

313,955
TJX Companies Inc.
COM
872540109
2,706
64,500
SH

SHARES-DEFINED

64,500
Transocean Ltd.
SHS
G90073100
1,084
23,400
SH

SHARES-DEFINED

23,400
Transocean Ltd.
SHS
G90073100
1,084
23,400
SH
PUT
SHARES-DEFINED

23,400
ValueClick Inc.
COM
92046N102
216
20,200
SH

SHARES-DEFINED

20,200
Vantage Drilling Company
ORD SHS
G93205105
1,146
849,200
SH

SHARES-DEFINED

849,200
Volcano Corp.
COM
928645100
969
44,400
SH

SHARES-DEFINED

44,400
Wal-Mart Stores Inc.
COM
931142103
10,191
212,000
SH

SHARES-DEFINED

212,000
Western Union Company
COM
959802109
435
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
4,370
111,946
SH

SHARES-DEFINED

111,946